Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Dividends
Schedule of dividends declared and paid during the year

	2022	2021	2020
Total dividends paid (£m)	11,930	1,148	2,371
Per share (£)	11,930	1,148	2,371